Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cost:
Property and equipment, gross	$ 292	$ 290
Accumulated depreciation:
Accumulated depreciation	263	248
Property and equipment, net	29	42
Laboratory equipment [Member]
Cost:
Property and equipment, gross	62	62
Accumulated depreciation:
Accumulated depreciation	48	42
Computers, office furniture and equipment [Member]
Cost:
Property and equipment, gross	217	215
Accumulated depreciation:
Accumulated depreciation	203	196
Leasehold Improvements [Member]
Cost:
Property and equipment, gross	13	13
Accumulated depreciation:
Accumulated depreciation	$ 12	$ 10